Acquisitions (Details 3) (Shanghai Yuanbo Education Information and Consulting Corporation Ltd [Member], CNY)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash consideration - deposit	4,000,000
Cash consideration paid	75,866,000	7,331,002
Contingent consideration payable	7,331,000
Less: fair value of a call option	(7,913,000)
Fair value of total consideration transferred	79,284,000
Identifiable intangible assets - Patents, trademarks and licenses	19,900,000
Identifable intangible assets - Preferential leasing contracts	17,600,000
Cash and cash equivalents	50,769,000
Property, plant and equipment, net	8,882,000
Other receivables	1,210,000
Other payables and other current liabilities	(6,282,000)
Deferred tax liabilities	(4,081,000)
Total identifiable net assets	87,998,000
Non-controlling interests	(19,821,000)
Goodwill	11,107,000
Consideration	79,284,000
Net cash arising from acquisition:
Cash consideration paid	75,866,000	7,331,002
Cash and cash equivalent acquired	(50,769,000)
Amount paid for acquisition	25,097,000
Patents [Member] | Maximum [Member]
Identifiable intangible assets- Patents, trademarks and licenses (Amortization period)	10 years
Patents [Member] | Minimum [Member]
Identifiable intangible assets- Patents, trademarks and licenses (Amortization period)	1 year
Preferential Leasing Contracts [Member]
Identifiable intangible assets- Patents, trademarks and licenses (Amortization period)	19 years